Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses - related party	$ 10,517,000
Operating income (loss)	(1,149,000)
Other income (expense):
Net loss	(3,508,000)
CIK0001816090 FTAC Olympus Acquisition Corp.
Operating costs	3,039,786	$ 684,843
General and administrative expenses - related party	75,000
Operating income (loss)	(3,114,786)	(684,843)
Other income (expense):
Change in fair value of warrant liabilities	(5,952,734)	(5,952,736)
Interest earned on marketable securities held in Trust Account	18,612
Other income (expense), net	(5,934,122)
Net loss	$ (9,048,908)	$ (9,153,540)
Weighted average shares outstanding of Class A redeemable ordinary shares (in Shares)	75,474,376	75,376,489
Basic and diluted net income per share, Class A redeemable ordinary shares (in Dollars per share)	$ 0.00	$ 0.00
Weighted average shares outstanding of Class A and Class B non-redeemable ordinary shares (in Shares)	21,581,094	20,766,410
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares (in Shares)	(0.42)	(0.44)